STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF CASH FLOWS [Abstract]
Net Earnings (Loss)	$ (5)	$ 28	$ 38
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Interest credited to policyholders' account balances	39	65	61
Universal life and investment-type product policy fee income	(91)	(131)	(117)
(Income) loss from derivative instruments	(13)	(8)	0
Change in accrued investment income	(1)	3	2
Investment (gains) losses, net	6	(68)	5
Change in deferred policy acquisition costs and value of business acquired	(64)	(60)	(58)
Change in the fair value of the reinsurance contract asset	0	7	2
Change in future policy benefits	26	(18)	(5)
Change in other policyholders liabilities	2	(2)	5
Change in current and deferred income taxes	(67)	(20)	(1)
Provision for depreciation and amortization	3	7	5
Equity in earnings and dividends from AllianceBernstein	4	(1)	1
Amortization of deferred reinsurance costs	8	4	0
Cash transferred as a result of reinsurance agreement with Protective Life	0	(74)	0
Other, net	(24)	41	13
Net cash provided by (used in) operating activities	(177)	(227)	(49)
Cash flows from investing activities: [Abstract]
Maturities and repayments of fixed maturities and mortgage loans on real estate	159	290	139
Sales of investments	38	111	60
Purchases of investments	(314)	(251)	(134)
Cash settlement related to derivative instruments	1	(4)	0
Other, net	(46)	19	(8)
Net cash provided by (used in) investing activities	(162)	165	57
Cash flows from financing activities: [Abstract]
Deposits	281	279	148
Withdrawals and transfers to Separate Accounts	(41)	(41)	(66)
Change in collateralized pledged liabilities	7	12	0
Return of capital	0	(200)	0
Net cash provided by (used in) financing activities	247	50	82
Change in cash and cash equivalents	(92)	(12)	90
Cash and cash equivalents, beginning of year	139	151	61
Cash and Cash Equivalents, End of Year	47	139	151
Schedule Of Non Cash Financing Activities [Abstract]
Shared-based Programs	$ (2)	$ 0	$ (1)